Equity (Share-based Payments to Employees, Non-marketable Options, Average Remaining Contractual Life) (Details) - yr	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Average remaining contractual life	3.9	2.6	2.4